                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                              -----------------

Check here if Amendment [ ]; Amendment Number: ______
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alliance Trust PLC
Address: 8 West Marketgait
         Dundee, Scotland  DD1 1QN
         United Kingdom

Form 13F File Number:  28-13036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ian Anderson
Title:   Assistant Secretary
Phone:   +44 1382 321238

Signature, Place, and Date of Signing:


     /s/ Ian Anderson      Dundee, Scotland, United Kingdom     April 12, 2013
-------------------------  --------------------------------    -----------------
       [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $1,534,850 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

Alliance Trust Holdings as at 31/3/13


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
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                                                                                        INVEST-
                         TITLE                                                             MENT
                            OF                VALUE     VALUE     SHRS OR  SH /  PUT /  DISCRE-     OTHER         VOTING AUTHORITY
NAME OF ISSUER           CLASS    CUSIP        (X$)  (X$1000)     PRN AMT   PRN   CALL     TION  MANAGERS        SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACCENTURE PLC
CLS'A'USD0 .0000225     EQUITY  B4BNMY3  19,179,900    19,180     252,500    SH            SOLE      NONE     252,500
AMER TOWER CORP
COM NEW USD0.01         EQUITY  B7FBFL2  32,671,368    32,671     424,800    SH            SOLE      NONE     424,800
AMERISOURCEBERGEN COM
STK USD0.01             EQUITY  2795393  32,213,386    32,213     626,354    SH            SOLE      NONE     626,354
AMGEN INC
COM USD0.0001           EQUITY  2023607  41,922,500    41,923     409,000    SH            SOLE      NONE     409,000
APPLE INC
COM NPV                 EQUITY  2046251  43,530,687    43,531      98,390    SH            SOLE      NONE      98,390
BAIDU INC ADS EACH
REP 0.10 ORD CLS'A      EQUITY  B0FXT17  13,672,430    13,672     155,900    SH            SOLE      NONE     155,900
BORG WARNER INC
COM USD0.01             EQUITY  2111955  35,938,336    35,938     464,800    SH            SOLE      NONE     464,800
BPZ RESOURCES INC
6.5% NTS           CONVERTIBLE
01/03/15 USD              BOND  2BTBMK3  10,788,266    10,788  12,448,000    SH            SOLE      NONE  12,448,000
CADENCE DESIGN
SYS COM USD0.01         EQUITY  2302232  33,467,856    33,468   2,404,300    SH            SOLE      NONE   2,404,300
CERNER CORP
COM USD0.01             EQUITY  2185284  23,390,900    23,391     247,000    SH            SOLE      NONE     247,000
CITIGROUP INC
COM USD0.01             EQUITY  2297907  27,933,136    27,933     631,400    SH            SOLE      NONE     631,400
COACH INC
COM USD0.01             EQUITY  2646015  41,648,310    41,648     833,800    SH            SOLE      NONE     833,800
CUMMINS INC
COM USD2.50             EQUITY  2240202  29,983,209    29,983     258,900    SH            SOLE      NONE     258,900
CVS CAREMARK CORP COM
STK USD0.01             EQUITY  2577609  61,181,610    61,182   1,113,000    SH            SOLE      NONE   1,113,000
DANAHER CORP
COM USD0.01             EQUITY  2250870  49,632,990    49,633     798,600    SH            SOLE      NONE     798,600
DAVITA HEALTHCARE
COM USD0.001            EQUITY  2898087  23,214,150    23,214     195,900    SH            SOLE      NONE     195,900
ENTERPRISE PRODS P
COM UNITS REP
LIM PART INT            EQUITY  2285388  75,312,500    75,313   1,250,000    SH            SOLE      NONE   1,250,000
EXPRESS SCRIPTS HO
COM USD0.01             EQUITY  B7QQYV9  58,122,325    58,122   1,008,893    SH            SOLE      NONE   1,008,893
GOOGLE INC COM
USD0.001 CL'A'          EQUITY  B020QX2  29,590,090    29,590      37,300    SH            SOLE      NONE      37,300
HUMANA INC
COM USD0.166            EQUITY  2445063  17,102,250    17,102     247,500    SH            SOLE      NONE     247,500
INTEROIL CORP
COM NPV                 EQUITY  B02SJF9  17,336,012    17,336     227,686    SH            SOLE      NONE     227,686
MARSH & MCLENNAN
COM USD1                EQUITY  2567741  22,263,540    22,264     586,500    SH            SOLE      NONE     586,500
MATTEL INC
COM USD1                EQUITY  2572303  37,957,344    37,957     867,200    SH            SOLE      NONE     867,200
MICROSOFT CORP
COM USD0.00000625       EQUITY  2588173  39,119,652    39,120   1,367,820    SH            SOLE      NONE   1,367,820
MONSANTO COM
STK USD0.01             EQUITY  2654320  35,428,800    35,429     335,500    SH            SOLE      NONE     335,500
MOSAIC CO
COM USD0.01             EQUITY  B3NPHP6  35,624,093    35,624     597,820    SH            SOLE      NONE     597,820
OCEANEERING INTL
COM USD0.25             EQUITY  2655583  45,513,761    45,514     685,345    SH            SOLE      NONE     685,345
PFIZER INC
COM USD0.05             EQUITY  2684703 108,305,736   108,306   3,755,400    SH            SOLE      NONE   3,755,400
PHILIP MORRIS INTL
COM STK NPV             EQUITY  B2PKRQ3  42,845,912    42,846     462,100    SH            SOLE      NONE     462,100
PLUM CREEK TMBR
CO COM USD0.01          EQUITY  2692397  27,109,103    27,109     519,431    SH            SOLE      NONE     519,431
PRAXAIR INC
COM USD0.01             EQUITY  2699291  29,917,710    29,918     268,200    SH            SOLE      NONE     268,200
QUALCOMM INC
COM USD0.0001           EQUITY  2714923  93,019,314    93,019   1,389,800    SH            SOLE      NONE   1,389,800
UNION PACIFIC CORP
COM USD2.50             EQUITY  2914734  30,977,210    30,977     217,613    SH            SOLE      NONE     217,613
UTD TECHNOLOGIES
COM USD1                EQUITY  2915500  86,292,054    86,292     923,700    SH            SOLE      NONE     923,700
VERIZON COMMUN
COM USD0.10             EQUITY  2090571  17,702,223    17,702     360,681    SH            SOLE      NONE     360,681
VISA INC COM
STK USD0.0001           EQUITY  B2PZN04  41,494,199    41,494     244,443    SH            SOLE      NONE     244,443
WALT DISNEY CO. COM
DISNEY USD0.01          EQUITY  2270726  78,995,730    78,996   1,391,750    SH            SOLE      NONE   1,391,750
WELLS FARGO & CO
COM USD1 2/3            EQUITY  2649100  44,451,792    44,452   1,202,700    SH            SOLE      NONE   1,202,700
                                                 ------------
                                                 1,534,850.39
                                                 ============

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